Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Fair Value of the Private Placement Warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Private Placement Warrants [Abstract]
Risk-free interest rate	3.70%	4.00%	1.30%
Expected term (years)	4 years 3 months 18 days	4 years 6 months	5 years 6 months
Expected volatility	91.50%	53.30%	18.50%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Dividend yield	0.00%	0.00%	0.00%